STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 88,865	$ 794	$ 122,917	$ 447	$ (35,293)	$ 0
Balance (in shares) at Dec. 31, 2010		35,909,606
Exercise of stock options	875	14	861	0	0	0
Exercise of stock options (in shares)		580,414
Stock-based compensation expenses	633		633	0	0	0
Cost related to issuance of Ordinary shares	(21)	0	(21)	0	0	0
Non-controlling interest as part of acquisitions	1,766	0	0	0	0	1,766
Acquisition of non-controlling interests	(1,240)	0	226	0	0	(1,466)
Other comprehensive income	(519)	0	0	(466)	0	(53)
Net income	15,266	0	0	0	15,044	222
Balance at Dec. 31, 2011	105,625	808	124,616	(19)	(20,249)	469
Balance (in shares) at Dec. 31, 2011		36,490,020
Exercise of stock options	309	3	306	0	0	0
Exercise of stock options (in shares)		136,708
Stock-based compensation expenses	515	0	515	0	0	0
Dividend	(3,661)	0	0	0	(3,661)	0
Acquisition of non-controlling interests	(314)	0	(149)	0	0	(165)
Other comprehensive income	(564)	0	0	(567)	0	3
Net income	16,460	0	0	0	16,183	268
Balance at Dec. 31, 2012	118,361	811	125,288	(586)	(7,727)	575
Balance (in shares) at Dec. 31, 2012		36,626,728
Exercise of stock options	1,462	15	1,447	0	0	0
Exercise of stock options (in shares)		528,627
Stock-based compensation expenses	325	0	325	0	0	0
Dividend	(7,787)	0	0	0	(7,723)	(64)
Other comprehensive income	460	0	0	414	0	46
Net income	16,856	0	0	0	15,880	430
Balance at Dec. 31, 2013	$ 129,131	$ 826	$ 127,060	$ (172)	$ 430	$ 987
Balance (in shares) at Dec. 31, 2013		37,155,355